Note 5 - Impairment charge (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used in current estimate of value in use		2.00%
Impairment charge	$ 622,000	$ 622,402
Discount rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Percentage of reasonably possible increase (decrease) in key assumption resulting additional impairment		1.00%
Growth rate, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Percentage of reasonably possible increase (decrease) in key assumption resulting additional impairment		(1.00%)
Projected change rate in future cash flows, measurement input [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Percentage of reasonably possible increase (decrease) in key assumption resulting additional impairment		(5.00%)
Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	582,000
Top of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use		13.60%
Bottom of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use		8.00%
OCTG (USA) [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	225,000	$ 225,000
IPSCO [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	357,000	357,000
Coiled Tubing [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	4,000	4,000
Rods USA [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	$ 36,000	$ 36,000